PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Additional Information (Details) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2025	Dec. 31, 2024
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan average pensionable earnings (in years)		3 years
New pension plan average pensionable earnings (in years)		5 years
Annual pension plan contributions		$ 68	$ 75
Estimated annual pension plan contributions for 2026		70
Estimated annual pension plan contributions for 2027		73
Estimated annual pension plan contributions for 2028		77
Estimated annual pension plan contributions for 2029		81
Estimated annual pension plan contributions for 2030		$ 85
Percentage of assets to ascertain concentration of credit risk		10.00%	10.00%
Loss on derivative, net		$ 4	$ (4)
Contributions by company to the plan		5	5
Option One
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employer matching contribution, percent of match	4.00%
Option Two
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employer matching contribution, percent of match	5.00%
Option Three
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employer matching contribution, percent of match	6.00%
Foreign Exchange Contract
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Notional value		405	391
Loss on derivative, net		4	3
Corporate Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		17	16
Debt securities | Province Of Ontario
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		$ 631	$ 703
ABO
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		119.00%	119.00%
PBO
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		107.00%	107.00%